Subsequent Events (Committed Facilities and Reinsurance Financing Arrangement) (Detail - Narrative) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016
Subsequent Event [Line Items]
Letters of Credit Outstanding, Amount		$ 3,300
MRV committed credit facility
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		4,250
Letters of Credit Outstanding, Amount		3,000
MRSC committed credit facility
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		3,500
Letters of Credit Outstanding, Amount		$ 0
Subsequent Event | MRV committed credit facility | Spinoff
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 4,300
Subsequent Event | MRSC committed credit facility | Spinoff
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	3,500
Subsequent Event | BRCD | Spinoff
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	10,000
Subsequent Event | BRCD | Spinoff | Credit-linked Note
Subsequent Event [Line Items]
Letters of Credit Outstanding, Amount	$ 8,100